Document and Entity Information	Jun. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 29, 2026
Entity Registrant Name	CRITEO S.A.
Entity Incorporation, State or Country Code	I0
Entity File Number	001-36153
Entity Address, Address Line One	32 Rue Blanche
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75009
Country Region	33
City Area Code	17
Local Phone Number	585 0939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001576427
Amendment Flag	false
Current Fiscal Year End Date	--12-31